Right-of-use assets and leases liabilities - Undiscounted cash flows for lease liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Undiscounted cash flows for lease liabilities
Total minimum lease payments	$ 40,803,355
Less discounted cash flows	9,769,668
Present value of minimum lease payments	31,033,687	$ 27,912,873	$ 25,391,757
2022
Undiscounted cash flows for lease liabilities
Total minimum lease payments	8,553,533
2023
Undiscounted cash flows for lease liabilities
Total minimum lease payments	7,066,045
2024
Undiscounted cash flows for lease liabilities
Total minimum lease payments	6,001,326
2025
Undiscounted cash flows for lease liabilities
Total minimum lease payments	4,817,651
2026
Undiscounted cash flows for lease liabilities
Total minimum lease payments	4,174,608
Thereafter
Undiscounted cash flows for lease liabilities
Total minimum lease payments	$ 10,190,192